Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Trade receivables, related party receivables	$ 1.2	$ 0.5
Accrued contract receivables, related party receivables	2.1	3.3
Other receivables and current assets, related party receivables	$ 6.1	$ 5.5
Ordinary shares, par value (in pounds per share)	$ 0.05	$ 0.05
Ordinary shares, authorized	100,000,000	100,000,000
Ordinary shares, issued	62,758,326	61,790,985
Ordinary shares, outstanding	62,758,326	61,790,985